Other Assets - Deferred Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets
Beginning		$ 82	$ 22
Written	$ 173	93
Amortized	(135)	(33)
Ending	120	82
Less: current portion	72	32
Non-current	48	50
Total Deferred Acquisition Costs	$ 120	$ 82